CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Long-term investments
Equity investments at FVOCI	$ 116.9		$ 98.2
Gains (losses) in AOCI	(41.7)	$ 13.8	(18.8)	$ (23.7)
Long-term Investments
Long-term investments
Gains (losses) in AOCI	(59.2)		(45.7)
Investments in an accumulated gain position
Long-term investments
Equity investments at FVOCI	55.0		12.4
Gains (losses) in AOCI	3.2		0.7
Investments in an accumulated loss position
Long-term investments
Equity investments at FVOCI	61.9		85.8
Gains (losses) in AOCI	(70.0)		(49.3)
Net realized gains
Long-term investments
Gains (losses) in AOCI	$ 7.6		$ 2.9